Net Loss Per Ordinary Share - Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Options [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	11,291,810	11,178,735	11,167,386	11,069,975
Restricted Stock Units [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	11,190,193	9,434,974	9,735,981	7,582,055
Private Warrants [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	359,375	1,006,250	359,375	1,006,250